Capital management (Schedule of Capital management) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital management [Abstract]
Total long-term debt	$ 8,150	$ 6,537	$ 6,149
Less: Cash and cash equivalents	(14,895)	(14,909)	(13,547)
Net debt	(6,745)	(8,372)
Equity	4,317	6,343	$ 6,983
Total capital	$ (2,428)	$ (2,029)